As filed with the Securities and Exchange Commission on August 18, 2023

Securities Act File No. 333-267188

Investment Company Act File No. 811-23823

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

☑ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐ Pre-Effective Amendment No.__
☑ Post-Effective Amendment No. 2
AND/OR
☑ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☑ Amendment No. 5

TEMA ETF TRUST

(Exact Name of Registrant as Specified in its Charter)

Brookfield Place

200 Vesey Street, Suite 24106
New York, New York 10281

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 302.499.4928 ext. 801

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

Matthew Keeling

Tema Global Limited

2nd Floor, The Le Gallais Building 54 Bath Street

St Helier, Jersey, JE1 1FW

Bibb L. Strench, Esq.
Thompson Hine LLP
1919 M Street, N.W., Suite 700
Washington, D.C. 20036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☑ On August 25, 2023 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☑ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Parts A, B and C filed in Post-Effective Amendment No. 1 to the Registration Statement of Tema ETF Trust on behalf of Tema Asian Middle Class ETF, Tema Diabetes, Obesity and Cardiology ETF, Tema Indonesia ETF, and Tema Neuroscience and Mental Health ETF as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on June 6, 2023 (Accession Number 0001387131-23-007286), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until August 25, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the in the City of London, United Kingdom, on the 18th day of August 2023.

Tema ETF Trust

By:	/s/ Matthew Keeling
Name:	Mathew Keeling
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Matthew Keeling	President and Trustee	August 18, 2023
Matthew Keeling

*	Trustee and Chairman	August 18, 2023
Maurits Pot

*	Trustee	August 18, 2023
Richard Keary

*	Trustee	August 18, 2023
John Jacobs

*	Trustee	August 18, 2023
Robert Sherry

/s/ Josh Hunter	Treasurer and Principal Financial Officer	August 18, 2023
Josh Hunter

*By:	/s/ Matthew Keeling
Matthew Keeling

* Attorney-In-Fact – Pursuant to Power of Attorney Previously Filed